FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Master Trust Measured at Fair Value
A summary of the Corporation master trust (“Master Trust”) assets (Note 4) measured at fair value on a recurring basis set forth by level within the fair value hierarchy is presented in the following tables:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
As of December 31, 2025	(Level 1)	(Level 2)	(Level 3)	Total
Investments at fair value:
Common stock	$584,308,768	-	-	$584,308,768
Mutual funds	378,042,751	-	-	378,042,751
Total investments in the fair value hierarchy	$962,351,519	-	-	$962,351,519
Investments measured at net asset value:*
Common/collective trusts				3,923,794,692
Total investments at net asset value				3,923,794,692
Total investments at fair value				$4,886,146,211

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
As of December 31, 2024	(Level 1)	(Level 2)	(Level 3)	Total
Investments at fair value:
Common stock	$629,712,621	-	-	$629,712,621
Mutual funds	338,282,336	-	-	338,282,336
Total investments in the fair value hierarchy	$967,994,957	-	-	$967,994,957
Investments measured at net asset value:*
Common/collective trusts				3,463,633,998
Total investments at net asset value				3,463,633,998
Total investments at fair value				$4,431,628,955

*
In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.